Income tax and deferred taxes - Deferred Tax Assets and Liabilities in the Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Deferred tax assets	$ 302,236	$ 604,471
Deferred tax liabilities	(394,688)	(289,825)
Total	$ (92,452)	$ 314,646	$ (110,416)